Share-based payments - Expenses from share-based payment arrangements (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Expenses arising from share-based payment transactions
Share-based payment expenses	€ 2,234	€ 336	€ 4,276	€ 1,393